United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.
__________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2011

Date of Reporting Period:  Six months ended 09/30/10

Item 1.                      Reports to Stockholders

Federated Municipal Securities Fund, Inc.

Established 1976

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2010

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.99	$9.41	$10.05	$10.65	$10.59	$10.65
Income From Investment Operations:
Net investment income[1]	0.21	0.41	0.43	0.44	0.46	0.46
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.31	0.59	(0.64)	(0.59)	0.06	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.52	1.00	(0.21)	(0.15)	0.52	0.41
Less Distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.43)	(0.45)	(0.46)	(0.47)
Net Asset Value, End of Period	$10.30	$9.99	$9.41	$10.05	$10.65	$10.59
Total Return[2]	5.24%	10.78%	(2.14)%	(1.48)%	5.05%	3.93%
Ratios to Average Net Assets:
Net expenses	0.87%[3]	0.87%	0.87%[4]	0.88%[5]	1.15%[5]	0.98%[5]
Net investment income	4.11%[3]	4.20%	4.40%	4.28%	4.31%	4.28%
Expense waiver/reimbursement[6]	0.10%[3]	0.09%	0.15%	0.13%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$523,230	$511,709	$396,603	$431,074	$436,073	$436,026
Portfolio turnover	9%	23%	52%	37%	23%	23%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009, is 0.87% after taking into account this expense reduction.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30% and 0.14% for the years ended March 31, 2008, 2007 and 2006, respectively.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.99	$9.41	$10.05	$10.65	$10.59	$10.65
Income From Investment Operations:
Net investment income[1]	0.17	0.33	0.34	0.35	0.36	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.30	0.58	(0.64)	(0.60)	0.07	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.91	(0.30)	(0.25)	0.43	0.32
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.34)	(0.35)	(0.37)	(0.38)
Net Asset Value, End of Period	$10.30	$9.99	$9.41	$10.05	$10.65	$10.59
Total Return[2]	4.77%	9.81%	(3.01)%	(2.35)%	4.12%	3.01%
Ratios to Average Net Assets:
Net expenses	1.72%[3]	1.73%	1.76%[4]	1.76%[5]	2.04%[5]	1.87%[5]
Net investment income	3.27%[3]	3.35%	3.52%	3.39%	3.42%	3.38%
Expense waiver/reimbursement[6]	0.00%[3,7]	0.00%[7]	0.01%	0.00%[7]	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,202	$19,606	$15,105	$18,246	$25,129	$33,002
Portfolio turnover	9%	23%	52%	37%	23%	23%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009, is 1.76% after taking into account this expense reduction.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30% and 0.14% for the years ended March 31, 2008, 2007 and 2006, respectively.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.99	$9.41	$10.05	$10.65	$10.59	$10.65
Income From Investment Operations:
Net investment income[1]	0.17	0.33	0.34	0.35	0.36	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.30	0.58	(0.64)	(0.59)	0.07	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.91	(0.30)	(0.24)	0.43	0.32
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.34)	(0.36)	(0.37)	(0.38)
Net Asset Value, End of Period	$10.30	$9.99	$9.41	$10.05	$10.65	$10.59
Total Return[2]	4.77%	9.81%	(3.00)%	(2.34)%	4.13%	3.01%
Ratios to Average Net Assets:
Net expenses	1.72%[3]	1.73%	1.76%[4]	1.75%[5]	2.03%[5]	1.87%[5]
Net investment income	3.27%[3]	3.35%	3.54%	3.42%	3.43%	3.38%
Expense waiver/reimbursement[6]	0.00%[3,7]	0.00%[7]	0.01%	0.00%[7]	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,868	$26,570	$20,376	$15,434	$12,510	$13,739
Portfolio turnover	9%	23%	52%	37%	23%	23%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009, is 1.76% after taking into account this expense reduction.
5	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30% and 0.14% for the years ended March 31, 2008, 2007 and 2006, respectively.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,		Period Ended 3/31/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$9.99	$9.41	$10.05	$10.56
Income From Investment Operations:
Net investment income[2]	0.21	0.41	0.43	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.31	0.59	(0.64)	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	0.52	1.00	(0.21)	(0.14)
Less Distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.43)	(0.37)
Net Asset Value, End of Period	$10.30	$9.99	$9.41	$10.05
Total Return[3]	5.24%	10.78%	(2.14)%	(1.33)%
Ratios to Average Net Assets:
Net expenses	0.87%[4]	0.87%	0.87%[5]	0.87%[4]
Net investment income	4.11%[4]	4.20%	4.46%	4.42%[4]
Expense waiver/reimbursement[6]	0.10%[4]	0.11%	0.11%	0.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,406	$18,298	$11,361	$4,292
Portfolio turnover	9%	23%	52%	37%[7]

1	Reflects operations for the period from May 31, 2007 (date of initial investment) to March 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009, is 0.87% after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2008.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,052.40	$4.48
Class B Shares	$1,000	$1,047.70	$8.83
Class C Shares	$1,000	$1,047.70	$8.83
Class F Shares	$1,000	$1,052.40	$4.48
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.71	$4.41
Class B Shares	$1,000	$1,016.44	$8.69
Class C Shares	$1,000	$1,016.44	$8.69
Class F Shares	$1,000	$1,020.71	$4.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.87%
Class B Shares	1.72%
Class C Shares	1.72%
Class F Shares	0.87%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
General Obligation — State	15.0%
Hospital	12.7%
General Obligation — Local	11.0%
Water and Sewer	10.6%
Public Power	8.9%
Transportation	8.0%
Education	6.4%
Pre-refunded	5.5%
Special Tax	4.8%
Single-Family Housing	3.9%
Other[2]	11.7%
Other Assets and Liabilities — Net[3]	1.5%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 86.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 97.1%
	Alabama – 0.5%
$1,400,000	Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.)/(United States Treasury PRF 12/1/2013@100), 12/1/2024	1,624,028
1,250,000	Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	1,298,337
	TOTAL	2,922,365
	Arizona – 2.3%
1,000,000	Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	1,157,370
2,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2023	2,307,480
2,000,000	Phoenix, AZ Civic Improvement Corp. — Wastewater System, Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	2,321,720
2,000,000	Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,074,960
4,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.03%), 1/1/2034	4,325,280
1,810,000	Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,753,981
	TOTAL	13,940,791
	Arkansas – 0.2%
1,000,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	1,012,240
	California – 12.0%
500,000	ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	506,575
500,000	Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(Assured Guaranty Municipal Corp. INS), 9/1/2016	569,920
1,000,000	Anaheim, CA Public Financing Authority, Revenue Bonds (Series 2009-A), 5.00% (Anaheim, CA Electric System), 10/1/2027	1,089,530
1,000,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625%, 4/1/2044	1,120,740
Semi-Annual Shareholder Report

Principal Amount		Value
$570,000	Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	527,375
1,000,000	California Educational Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Pomona College), 7/1/2045	1,039,760
425,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	464,296
1,000,000	California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	993,140
500,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	500,545
1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	1,024,140
1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008), 5.25% (Walt Disney Family Museum)/(Original Issue Yield: 5.50%), 2/1/2038	1,029,350
1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	1,106,460
950,000	California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California Community Colleges)/(National Public Finance Guarantee Corporation INS), 3/1/2032	890,464
2,000,000	California State, Various Purpose General Obligation Bonds, 6.00%, 11/1/2039	2,232,700
4,000,000	California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,439,480
1,000,000	California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,175,540
1,495,000	California Statewide CDA, COPs, 6.00% (Sutter Health)/(Assured Guaranty Municipal Corp. INS), 8/15/2013	1,500,950
1,000,000	California Statewide CDA, COPs, 5.50% (Sutter Health)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,003,450
1,930,000	California Statewide CDA, COPs, 6.00% (Sutter Health)/(Assured Guaranty Municipal Corp. INS), 8/15/2015	1,937,681
1,000,000	California Statewide CDA, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	886,230
810,000	California Statewide CDA, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC Assurance Corporation INS), 6/1/2030	810,089
1,000,000	Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COPs (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	1,059,880
Semi-Annual Shareholder Report

Principal Amount		Value
$1,000,000	El Centro, CA Financing Authority, Ins Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	1,006,630
1,000,000	Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	976,380
1,000,000	Fresno, CA Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 4/1/2038	1,034,760
1,800,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	1,363,842
1,000,000	Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,019,100
1,000,000	Long Beach, CA USD, UT GO Bonds (Series 2008A), 5.75%, 8/1/2033	1,129,120
1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.07%), 7/1/2034	1,074,000
1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	1,068,920
1,110,000	Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.00% (Original Issue Yield: 5.35%), 1/1/2034	1,161,981
2,000,000	Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.20%, 7/1/2029	2,179,660
1,000,000	Los Angeles, CA Wastewater System, Refunding Revenue Bonds (Series 2009A), 5.75%, 6/1/2034	1,142,030
1,000,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,111,400
1,000,000	Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (National Public Finance Guarantee Corporation INS), 8/1/2030	1,096,970
500,000	Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	530,585
1,950,000	Poway, CA USD, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,808,996
1,730,000	Redondo Beach, CA USD, UT GO Bonds (Series 2008A), 5.125%, 8/1/2037	1,814,614
6,000,000	Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,447,720
1,000,000	Regents of University of California, General Revenue Bonds (Series 2009O), 5.75%, 5/15/2034	1,153,340
1,260,000	Regents of University of California, Revenue Bonds (Series A), 5.125% (AMBAC Assurance Corporation INS), 5/15/2020	1,376,802
240,000	Regents of University of California, Revenue Bonds (Series A), 5.125% (United States Treasury PRF 5/15/2013@100), 5/15/2020	266,410
Semi-Annual Shareholder Report

Principal Amount		Value
$3,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Merrill Lynch & Co., Inc. GTD), 2/15/2025	3,015,120
1,500,000	Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,620,585
1,000,000	San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA COL Home Mortgage Program GTD), 12/20/2041	1,067,220
349,000	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	175,976
1,000,000	San Diego County, CA, COP, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	1,013,150
200,000	San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Issue 34D), 5.25% (Assured Guaranty Corp. INS), 5/1/2025	223,278
1,000,000	Santa Barbara CCD, CA, UT GO Bonds (Series 2008A), 5.25%, 8/1/2028	1,107,420
3,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2023	3,415,620
400,000	Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032	451,616
1,000,000	Torrance, CA Hospital Revenue Bonds, (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	1,010,070
1,000,000	Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00%, 11/1/2040	1,135,530
1,000,000	Vallejo, CA USD, UT GO Bonds, 5.90% (National Public Finance Guarantee Corporation INS), 2/1/2021	1,075,140
1,000,000	Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	1,000,630
	TOTAL	70,982,910
	Colorado – 1.2%
710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	709,943
710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	737,207
1,175,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	1,298,269
Semi-Annual Shareholder Report

Principal Amount		Value
$415,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	515,169
4,000,000	Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,859,120
	TOTAL	7,119,708
	Connecticut – 0.8%
4,000,000	Connecticut State, Refunding UT GO Bonds (Series 2010C), 5.00%, 12/1/2019	4,844,680
	Delaware – 0.4%
2,380,000	Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,488,861
	District of Columbia – 1.0%
3,000,000	District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children's Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	3,112,350
2,440,000	District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	2,600,528
	TOTAL	5,712,878
	Florida – 4.0%
1,445,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	1,561,062
2,645,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	2,967,690
5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	5,283,400
1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,285,875
2,000,000	Miami-Dade County, FL Water & Sewer Authority, Water & Sewer System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.05%), 10/1/2034	2,121,200
5,000,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	5,215,350
1,000,000	Orlando, FL Utilities Commission, System Revenue Refunding Bonds (Series 2009B), 5.00%, 10/1/2033	1,074,460
2,000,000	St. Johns County, FL IDA, Revenue Bonds (Series 2010A), 5.875% (Presbyterian Retirement Communities)/(Original Issue Yield: 5.98%), 8/1/2040	2,065,420
Semi-Annual Shareholder Report

Principal Amount		Value
$1,870,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	1,990,279
	TOTAL	23,564,736
	Georgia – 2.7%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (Original Issue Yield: 5.78%), 1/1/2033	5,622,050
2,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	2,422,980
2,000,000	Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	2,116,100
1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,153,100
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,172,200
3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	3,360,900
	TOTAL	15,847,330
	Hawaii – 0.4%
2,000,000	Hawaii State, UT GO Bonds (Series 2006D1), 5.00% (Assured Guaranty Municipal Corp. INS), 3/1/2025	2,266,880
	Illinois – 4.0%
3,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2028	3,244,170
3,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	3,228,000
2,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	2,140,320
2,145,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	2,275,931
4,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.25%, 1/1/2030	4,322,200
5,000,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	5,359,200
2,250,000	Illinois State, UT GO Bonds (Series 2006), 5.00%, 1/1/2027	2,326,410
450,000	Illinois State, UT GO Bonds, 5.25% (National Public Finance Guarantee Corporation INS) 10/1/2018	477,769
175,000	University of Illinois, COP (Series B), 5.25% (United States Treasury PRF 8/15/2011@100), 8/15/2021	182,476
400,000	University of Illinois, COPs (Series A), 5.50% (United States Treasury PRF 8/15/2011@100), 8/15/2017	417,960
	TOTAL	23,974,436
Semi-Annual Shareholder Report

Principal Amount		Value
	Indiana – 2.3%
$1,000,000	Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	1,046,490
2,200,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC Assurance Corporation INS), 3/1/2029	2,237,972
1,005,000	Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25% (National Public Finance Guarantee Corporation INS) 1/1/2018	1,077,491
1,500,000	Indiana State Finance Authority (Environmental Improvement Bonds), Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	1,585,845
1,500,000	Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,787,445
4,000,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,683,040
2,000,000	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	764,200
500,000	Westfield Washington, IN Schools, Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 1/15/2022	519,470
	TOTAL	13,701,953
	Kansas – 0.4%
1,010,000	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(National Public Finance Guarantee Corporation INS), 11/15/2032	1,038,139
1,150,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	1,256,812
	TOTAL	2,294,951
	Kentucky – 0.6%
3,000,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Sereis 2008A), 5.00%, 7/1/2023	3,405,480
	Louisiana – 0.6%
3,500,000	St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	3,508,750
	Maryland – 0.2%
1,060,000	Maryland State Economic Development Corp., Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,089,627
Semi-Annual Shareholder Report

Principal Amount			Value
		Massachusetts – 3.2%
$4,000,000		Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.25%, 7/1/2034	4,411,480
3,000,000	[1,2]	Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Tax Bonds (ROLs II R-11873), 12.225%, 7/1/2018	3,728,070
4,330,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	4,606,687
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,114,910
5,000,000		Massachusetts State HFA, Single Family Housing Mortgage Revenue Bonds (Series 147), 4.60%, 12/1/2025	5,236,350
		TOTAL	19,097,497
		Michigan – 3.6%
3,560,000		Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2029	3,607,668
4,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	3,908,800
5,000,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2010B), 5.00%, 8/1/2027	5,722,350
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A) , 6.00% (Oakwood Obligated Group), 4/1/2022	1,551,795
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center)/(Original Issue Yield: 5.67%), 3/1/2022	1,017,760
2,470,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2009A), 5.35%, 6/1/2022	2,630,130
2,900,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,919,749
		TOTAL	21,358,252
		Mississippi – 1.5%
8,000,000		Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	8,993,120
		Missouri – 0.2%
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,280,131
		Nebraska – 0.3%
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.15%), 1/1/2033	2,118,260
		Nevada – 1.0%
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,351,360
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,051,770
Semi-Annual Shareholder Report

Principal Amount			Value
$245,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	125,386
585,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	298,719
		TOTAL	5,827,235
		New Hampshire – 0.3%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,737,033
		New Jersey – 0.4%
2,000,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00% (Original Issue Yield: 5.069%), 1/1/2036	2,124,820
		New Mexico – 0.9%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvment Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	2,229,860
3,000,000		University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2036	3,156,000
		TOTAL	5,385,860
		New York – 8.1%
3,220,000		Chautauqua County, NY IDA, Exempt Facility Revenue Bonds (Series 2009), 5.875% (NRG Energy, Inc.), 4/1/2042	3,335,501
2,000,000		Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,170,100
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 2.055% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	3,051,480
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	4,056,903
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,214,830
4,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	4,512,160
3,570,000		New York City, NY, UT GO Bonds (Series 2009E), 5.00%, 8/1/2026	3,988,190
5,000,000		New York City, NY, UT GO Bonds (Series 2009I-1), 5.375% (Original Issue Yield: 5.55%), 4/1/2036	5,521,750
2,000,000	[1,2]	New York State Dormitory Authority, Revenue Bonds (ROLs II R-11777), 14.398% (New York State Personal Income Tax Revenue Bond Fund), 2/15/2017	2,859,260
Semi-Annual Shareholder Report

Principal Amount			Value
$1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,160,637
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	2,207,840
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,829,050
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (National Public Finance Guarantee Corporation INS), 6/1/2014	2,210,794
2,000,000	[1,2]	Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 13.385%, 5/15/2016	2,671,820
4,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	4,263,160
		TOTAL	48,053,475
		North Carolina – 7.2%
2,000,000		Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Bonds (Series 2008), 5.00%, 8/1/2028	2,221,320
1,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2008), 5.00%, 7/1/2028	1,124,870
1,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,147,960
335,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	404,925
1,385,000		Charlotte, NC, UT GO Refunding Bonds, 5.00%, 8/1/2020	1,645,906
500,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	518,805
500,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	546,430
1,000,000		Cumberland County, NC, Refunding COP (Series 2009B), 5.00%, 12/1/2024	1,137,080
500,000		Greenville, NC Combined Enterprise System, Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2025	557,250
800,000		High Point, NC Combined Enterprise System, Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2028	881,488
500,000		Iredell County, NC, COPs (Series 2008), 5.125% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.13%), 6/1/2027	554,925
500,000		Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(Assured Guaranty Municipal Corp. INS), 10/1/2024	549,855
Semi-Annual Shareholder Report

Principal Amount		Value
$1,660,000	Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(Assured Guaranty Municipal Corp. INS), 10/1/2036	1,751,499
2,000,000	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds (Series 2009), 5.00% (Wake Forest University), 1/1/2038	2,137,840
1,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke University), 10/1/2041	1,049,560
5,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	5,391,000
500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	540,890
500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.50%, 1/1/2026	555,955
3,915,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	4,233,368
1,500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	1,421,655
500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.40%), 3/1/2027	543,945
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	1,001,230
1,205,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A) , 5.25% (Cleveland Community Healthcare)/(AMBAC Assurance Corporation INS), 7/1/2021	1,250,971
1,230,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/(Radian Asset Assurance, Inc. INS), 10/1/2019	1,248,831
625,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.593%), 10/1/2019	625,469
500,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2008D), 6.25% (University Health Systems of Eastern Carolina)/(Original Issue Yield: 6.75%), 12/1/2033	554,935
2,000,000	North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	2,040,800
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	1,011,570
Semi-Annual Shareholder Report

Principal Amount		Value
$250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.35%), 9/1/2021	275,797
500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield: 6.50%), 7/1/2023	580,630
250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.125% (Forest at Duke), 9/1/2032	250,928
500,000	North Carolina State, Grant Anticipation Revenue Vehicle Bonds (Series 2007), 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2019	576,490
1,000,000	Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.242%), 10/1/2021	1,003,580
500,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	545,280
500,000	Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC Assurance Corporation INS), 5/1/2030	521,595
850,000	University of North Carolina at Chapel Hill, Refunding General Revenue Bonds (Series 2005A), 5.00%, 12/1/2034	926,712
500,000	University of North Carolina Wilmington, COPs (Series 2008), 5.00% (Assured Guaranty Corp. INS), 6/1/2022	565,440
525,000	University of North Carolina Wilmington, COPs, 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 6/1/2022	567,646
	TOTAL	42,464,430
	Ohio – 2.9%
5,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	5,355,950
1,700,000	Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 12/1/2024	1,819,187
1,260,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GNMA COL Home Mortgage Program GTD), 9/1/2028	1,343,551
1,345,000	Ohio State Building Authority, State Facilities Bonds (Series 2002A), 5.00% (United States Treasury PRF 4/1/2012@100), 4/1/2022	1,437,401
2,720,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	2,797,792
80,000	Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (AMBAC Assurance Corporation INS)(Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014	89,931
Semi-Annual Shareholder Report

Principal Amount			Value
$1,800,000		Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 98.376%), 1/1/2033	1,908,918
2,000,000		Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,273,900
		TOTAL	17,026,630
		Oklahoma – 0.2%
1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, Series A, 6.00% (University of Tulsa)/(National Public Finance Guarantee Corporation INS), 10/1/2016	1,141,700
		Oregon – 0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,532,475
		Pennsylvania – 9.2%
3,890,000		Allegheny County, PA HDA Authority, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,438,957
1,280,000		Allegheny County, PA HDA Authority, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,171,558
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,111,170
1,435,000		Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,537,186
3,000,000		Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	3,165,690
1,700,000	[1,2]	Commonwealth of Pennsylvania, JPMorgan Chase DRIVERs (Series 3350), 17.63%, 3/15/2017	2,692,868
4,935,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2010A), 5.00%, 5/1/2017	5,897,029
5,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	5,648,650
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	3,429,210
5,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105C), 4.875%, 10/1/2034	5,141,950
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,673,625
3,125,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System)/(Original Issue Yield: 5.10%), 5/15/2031	3,263,188
Semi-Annual Shareholder Report

Principal Amount		Value
$2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	1,990,900
3,000,000	Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	3,222,750
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	1,051,940
5,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	5,505,300
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	1,074,690
1,250,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	1,329,000
1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,193,690
	TOTAL	54,539,351
	Puerto Rico – 0.4%
1,000,000	Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2008A), 5.50%, 7/1/2018	1,117,440
1,000,000	Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (National Public Finance Guarantee Corporation INS), 7/1/2029	1,113,140
	TOTAL	2,230,580
	Rhode Island – 0.4%
2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,660,600
	South Carolina – 0.8%
3,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	3,407,190
1,000,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	1,148,010
	TOTAL	4,555,200
	South Dakota – 0.4%
2,225,000	South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,279,601
Semi-Annual Shareholder Report

Principal Amount		Value
	Tennessee – 1.4%
$3,000,000	Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	3,342,960
2,500,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	2,765,425
1,000,000	Tennessee Housing Development Agency, Home Ownership Program Bonds (Issue 2009-2), 4.70%, 7/1/2027	1,038,750
1,000,000	Tennessee State, GO Bonds (Series 2009A), 5.00%, 5/1/2027	1,118,700
	TOTAL	8,265,835
	Texas – 9.5%
2,795,000	Bexar County, Health Facilities Development Corp., Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	2,896,039
2,000,000	Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	2,250,440
5,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.25%, 12/1/2038	5,475,400
2,200,000	Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 6.00% (Memorial Hospital System)/(National Public Finance Guarantee Corporation INS), 6/1/2011	2,267,144
4,000,000	Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 6.00% (Memorial Hospital System)/(National Public Finance Guarantee Corporation INS), 6/1/2012	4,276,480
2,000,000	Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Harris County, TX Toll Road Authority)/(Original Issue Yield: 5.08%), 8/15/2033	2,128,320
2,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,193,960
1,000,000	Humble, TX ISD, UT GO Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/15/2024	1,061,060
2,140,000	Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,140,021
2,165,000	Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	2,183,749
1,000,000	Sam Rayburn, TX Municpal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	1,033,260
3,515,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2009A), 5.25%, 2/1/2027	4,032,900
1,000,000	Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (PSFG GTD), 8/15/2026	1,110,940
Semi-Annual Shareholder Report

Principal Amount			Value
$1,250,000	[1,2]	Spring Branch, TX ISD, JPMorgan Chase DRIVERs (Series 3377), 18.597% (PSFG GTD), 2/1/2015	1,704,550
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	2,480,250
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25%, 12/15/2026	2,049,732
5,175,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	5,415,638
1,525,000		Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,705,804
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,418,300
4,000,000		Texas State, Water Financial Assistance UT GO Bonds (Series 2009A), 5.00%, 8/1/2029	4,442,640
		TOTAL	56,266,627
		Utah – 1.8%
7,405,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	8,546,481
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,069,980
		TOTAL	10,616,461
		Vermont – 0.2%
1,000,000		Burlington, VT Airport, Revenue Bonds, Series A, 5.00% (National Public Finance Guarantee Corporation INS), 7/1/2023	1,022,880
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 0.50% TOBs (Middlebury College), Optional Tender 11/1/2010	3,000
		TOTAL	1,025,880
		Virginia – 2.3%
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,117,100
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	4,050,306
4,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	4,547,120
		TOTAL	13,714,526
		Washington – 1.8%
2,000,000		Port of Seattle, WA, Revenue & Refunding Bonds (Series 2010B), 5.00%, 6/1/2040	2,103,220
3,060,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	3,091,212
Semi-Annual Shareholder Report

Principal Amount			Value
$2,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(Original Issue Yield: 6.73%), 11/15/2033	2,115,000
1,150,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	1,046,937
2,000,000	[1,2]	Washington State, UT GO Bonds (ROLs II-R11609), 13.738%, 1/1/2016	2,616,200
		TOTAL	10,972,569
		West Virginia – 0.4%
2,200,000		Pleasants County, WV County Commision, PCR Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	2,211,506
		Wisconsin – 4.8%
1,520,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (National Public Finance Guarantee Corporation INS), 11/1/2022	1,533,878
6,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	6,911,640
3,000,000		Wisconsin State HEFA, 6.625% (ProHealth Care, Inc.)/(Original Issue Yield: 6.87%), 2/15/2039	3,314,910
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	5,946,160
1,740,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,825,660
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,637,433
2,000,000	[1,2]	Wisconsin State, UT GO Bonds (ROLs II-R11604), 12.761%, 5/1/2016	2,609,400
4,000,000		Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	4,441,600
		TOTAL	28,220,681
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $542,375,202)	574,378,911
		SHORT-TERM MUNICIPALS – 1.4%;3
		Massachusetts – 0.2%
1,400,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wurttemberg (GTD) LIQ), 0.330%, 10/1/2010	1,400,000
		Michigan – 0.3%
1,800,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.270%, 10/7/2010	1,800,000
Semi-Annual Shareholder Report

Principal Amount		Value
	New York – 0.3%
$1,950,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (Landesbank Hessen-Thuringen (GTD) LIQ), 0.270%, 10/1/2010	1,950,000
	Ohio – 0.0%
100,000	Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 10/7/2010	100,000
	Pennsylvania – 0.6%
3,300,000	Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.450%, 10/6/2010	3,300,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	8,550,000
	TOTAL MUNICIPAL INVESTMENTS — 98.5% (IDENTIFIED COST $550,925,202)[4]	582,928,911
	OTHER ASSETS AND LIABILITIES - NET — 1.5%[5]	8,777,405
	TOTAL NET ASSETS — 100%	$591,706,316

At September 30, 2010, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $18,882,168, which represented 3.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2010, these liquid restricted securities amounted to $18,882,168, which represented 3.2% of total net assets.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4	The cost of investments for federal tax purposes amounts to $550,870,207.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
CCD	— Community College District
CDA	— Communities Development Authority
COL	— Collateralized
COP	— Certificate of Participation
CPI	— Consumer Price Index
DRIVERs	— Derivative Inverse Tax-Exempt Receipts
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
PSFG	— Public School Fund Guarantee
SFM	— Single Family Mortgage
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $550,925,202)		$582,928,911
Cash		70,886
Income receivable		8,713,999
Receivable for investments sold		1,061,809
Receivable for shares sold		602,853
TOTAL ASSETS		593,378,458
Liabilities:
Payable for shares redeemed	$852,255
Income distribution payable	485,786
Payable for shareholder services fee (Note 5)	234,493
Payable for distribution services fee (Note 5)	29,093
Accrued expenses	70,515
TOTAL LIABILITIES		1,672,142
Net assets for 57,457,790 shares outstanding		$591,706,316
Net Assets Consist of:
Paid-in capital		$584,336,568
Net unrealized appreciation of investments		32,003,709
Accumulated net realized loss on investments, futures contracts and swap contracts		(24,663,678)
Undistributed net investment income		29,717
TOTAL NET ASSETS		$591,706,316
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($523,230,087 ÷ 50,808,756 shares outstanding), $0.01 par value, 375,000,000 shares authorized	$10.30
Offering price per share (100/95.50 of $10.30)	$10.79
Redemption proceeds per share	$10.30
Class B Shares:
Net asset value per share ($18,202,439 ÷ 1,767,491 shares outstanding), $0.01 par value, 250,000,000 shares authorized	$10.30
Offering price per share	$10.30
Redemption proceeds per share (94.50/100 of $10.30)	$9.73
Class C Shares:
Net asset value per share ($28,867,975 ÷ 2,802,860 shares outstanding), $0.01 par value, 375,000,000 shares authorized	$10.30
Offering price per share	$10.30
Redemption proceeds per share (99.00/100 of $10.30)	$10.20
Class F Shares:
Net asset value per share ($21,405,815 ÷ 2,078,683 shares outstanding), $0.01 par value, 150,000,000 shares authorized	$10.30
Offering price per share (100/99.00 of $10.30)	$10.40
Redemption proceeds per share (99.00/100 of $10.30)	$10.20

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2010 (unaudited)

Investment Income:
Interest		$14,492,300
Expenses:
Investment adviser fee (Note 5)	$1,522,564
Administrative personnel and services fee (Note 5)	227,271
Custodian fees	12,896
Transfer and dividend disbursing agent fees and expenses	162,907
Directors'/Trustees' fees	6,482
Auditing fees	11,798
Legal fees	3,725
Portfolio accounting fees	62,536
Distribution services fee — Class B Shares (Note 5)	70,632
Distribution services fee — Class C Shares (Note 5)	103,743
Shareholder services fee — Class A Shares (Note 5)	633,319
Shareholder services fee — Class B Shares (Note 5)	23,544
Shareholder services fee — Class C Shares (Note 5)	34,581
Shareholder services fee — Class F Shares (Note 5)	24,895
Account administration fee — Class A Shares	3,435
Share registration costs	34,646
Printing and postage	24,505
Insurance premiums	2,577
Taxes	21,788
Miscellaneous	5,935
TOTAL EXPENSES	2,993,779
Semi-Annual Shareholder Report

Statement of Operations — continued
Waiver and Reimbursements (Note 5):
Waiver of administrative personnel and services fee	$(6,153)
Reimbursement of shareholder services fee — Class A Shares	(239,495)
Reimbursement of shareholder services fee — Class F Shares	(9,474)
TOTAL WAIVER AND REIMBURSEMENTS		$(255,122)
Net expenses			$2,738,657
Net investment income			11,753,643
Realized and Unrealized Gain on Investments:
Net realized gain on investments			2,681,907
Net change in unrealized appreciation of investments			14,929,959
Net realized and unrealized gain on investments			17,611,866
Change in net assets resulting from operations			$29,365,509

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2010	YearEnded 3/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,753,643	$20,526,772
Net realized gain on investments	2,681,907	431,875
Net change in unrealized appreciation/depreciation of investments	14,929,959	26,646,570
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,365,509	47,605,217
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,568,273)	(18,886,022)
Class B Shares	(303,056)	(555,375)
Class C Shares	(444,654)	(818,651)
Class F Shares	(407,967)	(600,920)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,723,950)	(20,860,968)
Share Transactions:
Proceeds from sale of shares	44,074,382	94,606,427
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated California Municipal Income Fund	—	59,262,137
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated North Carolina Municipal Income Fund	—	48,313,584
Net asset value of shares issued to shareholders in payment of distributions declared	8,621,765	14,396,019
Cost of shares redeemed	(54,814,972)	(110,583,582)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,118,825)	105,994,585
Change in net assets	15,522,734	132,738,834
Net Assets:
Beginning of period	576,183,582	443,444,748
End of period (including undistributed net investment income of $29,717 and $24, respectively)	$591,706,316	$576,183,582

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2010 (unaudited)

1. Organization

Federated Municipal Securities Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments normally will not be subject to federal AMT for individuals and corporations, but may be subject to state and local taxes.

On December 6, 2009, the Fund acquired all of the net assets of Federated California Municipal Income Fund and Federated North Carolina Municipal Income Fund (the “Acquired Funds”), open-end investment companies in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on November 20, 2009. The primary purposes of the transaction were to provide the shareholders of the Acquired Funds a competitive, more diversified and more viable fund with share class expense ratios ultimately lower than the expense ratios of the Acquired Funds would have been after the Adviser and its affiliates eliminated or substantially reduced the voluntary waivers on the Acquired Funds' share classes. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on April 1, 2009, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended March 31, 2010, are as follows:

Net investment income*	$23,767,830
Net realized and unrealized gain on investments	$34,180,128
Net increase in net assets resulting from operations	$57,947,958

*	Net investment income includes $95,855 of pro forma additional expenses.
Semi-Annual Shareholder Report

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund's Statement of Operations as of March 31, 2010. The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation/ (Depreciation)[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Federated California Municipal Income Fund	5,926,221	$59,262,137	$(210,182)
Federated North Carolina Municipal Income Fund	4,831,425	48,313,584	1,350,084
TOTAL	10,757,646	$107,575,721	$1,139,902	$471,631,337	$579,207,058
1	Unrealized appreciation/(depreciation) is included in the Acquired Funds Net Assets Received amount shown above.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Semi-Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. Capital Stock

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,364,266	$34,031,167	7,554,043	$74,989,475
Shares issued in connection with the tax-free transfer of assets from Federated California Municipal Income Fund	—	—	5,146,402	51,463,752
Shares issued in connection with the tax-free transfer of assets from Federated North Carolina Municipal Income Fund	—	—	4,831,425	48,313,584
Shares issued to shareholders in payment of distributions declared	756,149	7,680,322	1,306,629	12,914,348
Shares redeemed	(4,530,228)	(45,813,680)	(9,745,781)	(96,377,562)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(409,813)	$(4,102,191)	9,092,718	$91,303,597

	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	156,303	$1,582,617	247,004	$2,442,687
Shares issued in connection with the tax-free transfer of assets from Federated California Municipal Income Fund	—	—	779,819	7,798,385
Shares issued to shareholders in payment of distributions declared	24,381	247,540	43,514	430,162
Shares redeemed	(375,592)	(3,802,760)	(712,343)	(7,041,016)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(194,908)	$(1,972,603)	357,994	$3,630,218

	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	435,090	$4,415,431	871,508	$8,563,984
Shares issued to shareholders in payment of distributions declared	31,834	323,367	52,070	514,941
Shares redeemed	(323,445)	(3,274,258)	(428,788)	(4,235,098)
NET CHANGE RESULTING FROM CLASSCSHARETRANSACTIONS	143,479	$1,464,540	494,790	$4,843,827
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	400,166	$4,045,167	870,121	$8,610,281
Shares issued to shareholders in payment of distributions declared	36,472	370,536	54,267	536,568
Shares redeemed	(189,574)	(1,924,274)	(299,483)	(2,929,906)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	247,064	$2,491,429	624,905	$6,216,943
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(214,178)	$(2,118,825)	10,570,407	$105,994,585

4. Federal Tax Information

At September 30, 2010, the cost of investments for federal tax purposes was $550,870,207. The net unrealized appreciation of investments for federal tax purposes was $32,058,704. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,570,047 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,511,343.

At March 31, 2010, the Fund had a capital loss carryforward of $27,182,039 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$ 749,272
2012	$ 451,499
2014	$ 286,453
2015	$ 515,345
2016	$ 1,949,184
2017	$16,161,827
2018	$ 7,068,459

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) 0.30% of the Fund's average daily net assets; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,153 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2010, FSC retained $27,519 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2010, FSC retained $28,461 in sales charges from the sale of Class A Shares. FSC also retained $46 of CDSC relating to redemptions of Class A Shares, $142 relating to redemptions of Class C Shares and $2,510 relating to redemptions of Class F Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2010, FSSC voluntarily reimbursed $248,969 of Service Fees. For the six months ended September 30, 2010, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended September 30, 2010, the Fund engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $99,700,000 and $101,990,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.76%, 1.76% and 0.87% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) May 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2010, were as follows:

Purchases	$50,292,141
Sales	$65,756,357

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the program was not utilized.

9. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Municipal Securities Fund, Inc. (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Municipal Securities Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303
Cusip 313913402

8110104 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010